Gold-linked Loan (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Gold-linked Loan [Abstract]
Summary Of Movement Of Gold-linked Loan

($)
Investment in Gold-linked loan	10,000
Interest income credited against Gold-linked loan	(33)
Change in fair value during the year	172
Balance at December 31, 2023	10,139